Contribution Agreement (Details) - Schedule of consideration given and charged to acquisition expense	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Consideration Given and Charged to Acquisition Expense [Abstract]
Fair value of common stock at share exchange date	$ 3,216,649
Identifiable assets acquired at September 20, 2021
Cash	1,219,855
VAT receivable	12,497
Accounts payable	(35,443)
Total Identifiable assets	1,196,910
Acquisition expense	2,019,739
Total net identifiable assets and transaction costs	$ 3,216,649